UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04375

Name of Fund: Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch
              Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/05

Date of reporting period: 08/01/04 - 01/31/05

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        New Jersey Municipal Bond Fund

Semi-Annual Report
January 31, 2005

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch New Jersey Municipal Bond Fund

Portfolio Information as of January 31, 2005

                                                                Percent of Total
Distribution by Market Sector                                      Investments
--------------------------------------------------------------------------------
General Obligation Bonds ...................................             15.3%
Other Revenue Bonds ........................................             84.3
Mutual Funds ...............................................              0.4
--------------------------------------------------------------------------------

Quality Ratings by                                              Percent of Total
S&P/Moody's                                                        Investments
--------------------------------------------------------------------------------
AAA/Aaa .................................................                64.7%
AA/Aa ...................................................                 4.9
A/A .....................................................                 7.2
BBB/Baa .................................................                12.3
BB/Ba ...................................................                 1.6
B/B .....................................................                 4.4
CCC/Caa .................................................                 0.7
NR (Not Rated) ..........................................                 3.8
Other* ..................................................                 0.4
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term securities.

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Theodore R. Jaeckel Jr., Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Andre F. Perold resigned as a Trustee of Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust effective October 22, 2004.

Effective January 1, 2005, Terry K. Glenn retired as President and Trustee of the Fund. The Fund's Board of Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Fund.
--------------------------------------------------------------------------------


2       MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

A Letter From the President

Dear Shareholder

The U.S. equity market ended the current reporting period in positive territory, although not without some suspense along the way. Fixed income markets also performed well, with high yield bond investors enjoying some of the best returns.

Total Returns as of January 31, 2005                              6-month   12-month
====================================================================================
Equities (Standard & Poor's 500 Index)                             +8.16%    +6.23%
------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                +3.81     +4.16
------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)     +4.80     +4.86
------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)     +7.85     +9.81
------------------------------------------------------------------------------------

Over the past year, the U.S. economy transitioned from dependence on record monetary and fiscal stimulus to a broad-based, high-productivity, high-profit-margin growth engine. The year also marked the end of one of the most aggressive Federal Reserve Board (Fed) policy periods in history as deflation concerns, prevalent at the beginning of 2004, gave way to modest inflation scares -- notably, food prices in the spring and energy prices in the fall.

The Fed more than doubled the federal funds rate, increasing it from 1% to 2.25% in five separate moves between June and December 2004. Yet, even as the Fed raised its target short-term interest rate, long-term bond yields were little changed year over year as buying interest on the part of foreign central banks remained strong. The yield on the 10-year Treasury note stood at 4.14% on January 31, 2005. Despite very strong earnings growth, stocks remained in a narrow trading range for most of 2004, but rebounded nicely in the fourth quarter as election uncertainties and energy price concerns dissipated. January, the first month of the new year and the final month of the current reporting period, was a challenging one for equities as reflected in the -2.44% return of the S&P 500 Index for the month.

As we ended the current reporting period, the economy and earnings growth were beginning to slow and the Fed appeared poised to continue moving interest rates higher (and, in fact, raised the federal funds rate another 25 basis points on February 2, 2005). Progress was being monitored on many fronts in Washington, although concerns remained about the structural problems of debt and deficits, as reflected by a significant decline in the U.S. dollar.

Looking ahead, the environment is likely to be a challenging one for investors. At the start of the new year, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Robert C. Doll, Jr.

                                                Robert C. Doll, Jr.
                                                President and Trustee


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund significantly outperformed its broad market benchmark and its Lipper category average as we focused on extending the portfolio's average maturity by investing in longer-dated, higher-yielding bonds.

Discuss the recent market environment relative to municipal bonds.

Long-term bond yields exhibited significant declines over the past six months, even as the Federal Reserve Board (the Fed) continued to raise short-term interest rates. The associated rise in long-term bond prices, which move opposite to yields, came as somewhat of a surprise given the generally positive economic environment. Gross domestic product (GDP) in the United States grew at a rate of 4% in the third quarter of 2004 and was recently estimated at a 3.1% rate for the fourth quarter. During all of 2004, real GDP expanded at a rate of 4%, well above the 3% growth rate registered in 2003. Nevertheless, recent improvements in domestic business activity have been offset by inflationary measures remaining in the 1.5% - 2% range. The Fed's measured program of interest rate increases, which brought the federal funds rate to 2.25% by period-end, had limited market impact as monthly U.S. employment gains remained modest. In addition, strong currency-related demand for U.S. Treasury issues from many foreign governments has helped bolster fixed income bond prices. By the end of January, long-term U.S. Treasury bond yields stood at 4.59%, a decline of 70 basis points (.70%) over the past six months. The 10-year U.S. Treasury note yield was 4.14% at period-end, representing a decline of 45 basis points during the period.

While tax-exempt bond yields followed the same pattern as their taxable counterparts, yield volatility in the municipal market was generally more subdued. Long-term revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, fell 44 basis points during the past six months. According to Municipal Market Data, AAA-rated issues maturing in 30 years saw their yields decline 59 basis points to 4.43% while yields on AAA-rated issues maturing in 10 years declined 47 basis points to 3.48%.

Long-term tax-exempt bond yield ratios (relative to their taxable counterparts) have remained in the 89% - 96% range, at or above their recent historic average of 85% - 88%. These attractive yield ratios should continue to draw both traditional and non-traditional investors to the municipal market. The positive technical position should allow the municipal market to continue to outperform the taxable market in the coming months.

Describe conditions in the State of New Jersey.

New Jersey has remained active in the debt market, as evidenced by a dramatic increase in new-issue volume during the six-month period. In October, the state issued approximately $1.5 billion in cigarette tax revenue bonds through the New Jersey Economic Development Authority, the same agency that earlier issued $807.5 million in motor vehicle surcharge revenue bonds. Proceeds from these two securitizations were used to close the gap in the fiscal year 2005 budget.

The state continues to refinance and restructure its debt in an effort to achieve short-term savings. However, with a projected budget deficit of more than $4 billion for fiscal year 2006, it is uncertain how the bulk of the gap will be closed. It has been widely reported that personal income taxes will not be raised. In all, New Jersey's projected budget deficit, measured as a percentage of general fund revenues, is among the highest in the nation for the second consecutive year.

On a positive note, New Jersey's economy began to show signs of recovery last year and revenue collections in fiscal year 2004 were very favorable to budget. In response, the state increased spending in 2005. For the first five months of fiscal year 2005, however, revenue collections were slightly unfavorable to budget by 1.9%.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended January 31, 2005, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +6.53%, +6.21%, +6.16% and +6.48%, respectively, outperforming the +4.80% return of the benchmark Lehman Brothers Municipal Bond Index. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) Fund returns also significantly exceeded the +4.72% average return of the Lipper New Jersey Municipal Debt Funds category. Unlike the Lehman Brothers Municipal Bond Index, which measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to those securities exempt from taxation in the State of New Jersey.


4       MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

Fund performance benefited from our strategy of extending the portfolio's average maturity in an effort to capitalize on what we perceived to be value in the longer-dated part of the municipal yield curve. To this end, we sold prerefunded bonds with effective maturities of less than 10 years and reallocated the proceeds in longer-dated bonds. As the yield curve flattened during the past six months, yields inside 10 years increased while yields beyond that range declined. Under these conditions, our strategy of unloading shorter maturities and putting the assets to work further out on the curve benefited performance.

Also contributing positively to the Fund's relative results was favorable security and credit selection. We held a fairly high percentage of assets in low-investment and non-investment grade issues, as well as non-rated bonds. A continued contraction in credit spreads over the past six months allowed lower-rated issues to outperform higher-quality municipal bonds. In addition, the increased yields offered by these lower-quality credits helped to maintain the portfolio's competitive yield, an incremental advantage that was additive to the Fund's total return over the past six months.

What changes were made to the portfolio during the period?

We continued with our strategy of extending the Fund's average maturity as bonds were called from the portfolio and compelling investment opportunities arose. In one instance, a corporate-related holding with a fairly large coupon was called by the issuer. This presented us with an opportunity to reallocate the proceeds into longer-dated, higher-quality issues that came to market as New Jersey municipal issuance increased dramatically. In fact, we saw $12 billion in new long-term debt issued in the state over the past six months -- 130% more than the same six-month period a year ago. Much of the new-issue volume was made up of deficit financing as the state sought to close its fiscal year 2005 budget gap. This presented us with sufficient opportunity to accomplish our restructuring goals and made for some attractive opportunities given the relative cheapness of the New Jersey municipal market.

In terms of sector exposure, we increased the Fund's position in housing bonds, an area where we had been underweighted. The active issuance during the period gave us an opportunity to establish more of a market weighting in this sector.

How would you characterize the Fund's position at the close of the period?

We maintained a relatively neutral posture with respect to interest rates, as we expect rates to increase, but at a measured pace. (In fact, the Fed increased its target interest rate another 25 basis points shortly after the close of the period, on February 2.) The portfolio's duration is on par with that of its peers, which we believe positions the Fund to provide competitive returns whether presented with either a rising or a falling interest rate environment.

We continue to focus on the Fund's credit profile as a means to generate above-average performance. While credit spreads have already narrowed substantially, we do not believe they are likely to widen in the very near term. Fundamentals remain positive for corporate earnings growth, and we continue to see demand for high yield municipal product, as evidenced by sustained flows into high yield municipal bond funds. Taken together, we believe this should further sustain investors' appetite for spread product, supporting our investment emphasis in this area.

Theodore R. Jaeckel Jr., CFA
Vice President and Portfolio Manager

February 9, 2005


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005       5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and an account maintenance fee of 0.10% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser agreed to reimburse a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.

Recent Performance Results

                                                       6-Month       12-Month         10-Year     Standardized
As of January 31, 2005                              Total Return   Total Return    Total Return   30-Day Yield
==============================================================================================================
ML New Jersey Municipal Bond Fund Class A Shares*       +6.53%         +5.80%         +74.05%         3.89%
--------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class B Shares*       +6.21          +5.27          +66.94          3.65
--------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class C Shares*       +6.16          +5.17          +65.28          3.55
--------------------------------------------------------------------------------------------------------------
ML New Jersey Municipal Bond Fund Class I Shares*       +6.48          +5.81          +75.62          3.99
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                  +4.80          +4.86          +94.07            --
--------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.


6       MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/05                               +5.80%            +1.57%
--------------------------------------------------------------------------------
Five Years Ended 1/31/05                             +7.20             +6.33
--------------------------------------------------------------------------------
Ten Years Ended 1/31/05                              +5.70             +5.27
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                     Return            Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/05                               +5.27%            +1.27%
--------------------------------------------------------------------------------
Five Years Ended 1/31/05                             +6.75             +6.44
--------------------------------------------------------------------------------
Ten Years Ended 1/31/05                              +5.26             +5.26
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                     Return            Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/05                               +5.17%            +4.17%
--------------------------------------------------------------------------------
Five Years Ended 1/31/05                             +6.66             +6.66
--------------------------------------------------------------------------------
Ten Years Ended 1/31/05                              +5.15             +5.15
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 1/31/05                               +5.81%            +1.57%
--------------------------------------------------------------------------------
Five Years Ended 1/31/05                             +7.29             +6.41
--------------------------------------------------------------------------------
Ten Years Ended 1/31/05                              +5.79             +5.36
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005       7

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on August 1, 2004 and held through January 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                        Expenses Paid
                                                   Beginning            Ending       During the Period*
                                                 Account Value      Account Value    August 1, 2004 to
                                                August 1, 2004     January 31, 2005   January 31, 2005
=======================================================================================================
Actual
=======================================================================================================
Class A                                              $1,000            $1,065.30            $4.81
-------------------------------------------------------------------------------------------------------
Class B                                              $1,000            $1,062.10            $6.93
-------------------------------------------------------------------------------------------------------
Class C                                              $1,000            $1,061.60            $7.44
-------------------------------------------------------------------------------------------------------
Class I                                              $1,000            $1,064.80            $4.35
=======================================================================================================
Hypothetical (5% annual return before expenses)**
=======================================================================================================
Class A                                              $1,000            $1,020.41            $4.71
-------------------------------------------------------------------------------------------------------
Class B                                              $1,000            $1,018.35            $6.78
-------------------------------------------------------------------------------------------------------
Class C                                              $1,000            $1,017.85            $7.28
-------------------------------------------------------------------------------------------------------
Class I                                              $1,000            $1,020.86            $4.26
-------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.93% for Class A, 1.34% for Class B, 1.44% for Class C and .84% for Class I), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


8       MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

Schedule of Investments                                           (in Thousands)

                          Face
                          Amount      Municipal Bonds                                                                       Value
===================================================================================================================================
New Jersey--119.2%
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 3,500     Bergen County, New Jersey, Improvement Authority, School District, GO (Wyckoff
                                      Township Board of Education Project), 5% due 4/01/2032                               $  3,702
                          ---------------------------------------------------------------------------------------------------------
                                      Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                      Resource Recovery Revenue Refunding Bonds, AMT:
                              340          Series A, 7.50% due 12/01/2010                                                       340
                              240          Series B, 7.50% due 12/01/2009                                                       240
                          ---------------------------------------------------------------------------------------------------------
                            1,200     Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                     1,289
                          ---------------------------------------------------------------------------------------------------------
                            2,450     Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge Revenue
                                      Refunding Bonds, 5% due 7/01/2024                                                       2,586
                          ---------------------------------------------------------------------------------------------------------
                            1,155     Evesham, New Jersey, Municipal Utilities Authority, Revenue Refunding Bonds,
                                      Series A, 6.125% due 7/01/2010 (e)                                                      1,335
                          ---------------------------------------------------------------------------------------------------------
                            4,135     Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                      Series B, 5.24%* due 11/01/2027 (d)                                                     1,409
                          ---------------------------------------------------------------------------------------------------------
                                      Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                      Preservation Revenue Bonds, Series A (d):
                            1,640          5.80% due 11/01/2022                                                               1,860
                            2,080          5.75% due 11/01/2028                                                               2,490
                          ---------------------------------------------------------------------------------------------------------
                            1,705     Middlesex County, New Jersey, Improvement Authority, County--Guaranteed Revenue
                                      Bonds (Golf Course Projects), 5.25% due 6/01/2026                                       1,854
                          ---------------------------------------------------------------------------------------------------------
                            1,000     Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue
                                      Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                         1,047
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey EDA, Cigarette Tax Revenue Bonds:
                              520          5.625% due 6/15/2019                                                                 554
                              400          5.75% due 6/15/2029                                                                  425
                              125          5.50% due 6/15/2031                                                                  130
                              230          5.75% due 6/15/2034                                                                  243
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
                              600          5.25% due 6/01/2024                                                                  648
                              500          5.25% due 6/01/2032                                                                  533
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home):
                            1,330          Series A, 6.375% due 11/01/2031                                                    1,359
                            1,630          Series B, 5.75% due 11/01/2031                                                     1,625
                          ---------------------------------------------------------------------------------------------------------
                            1,500     New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at
                                      Ward Homestead Project), Series A, 5.80% due 11/01/2031                                 1,555
                          ---------------------------------------------------------------------------------------------------------
                            1,250     New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014       1,312
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (e):
                            1,675          4.95%* due 7/01/2021                                                                 804
                            2,100          5% due 7/01/2029                                                                   2,208
                              880          5% due 7/01/2034                                                                     923
                          ---------------------------------------------------------------------------------------------------------
                              425     New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                      Facility), Series A, 7.25% due 11/15/2031                                                 448
                          ---------------------------------------------------------------------------------------------------------
                            2,500     New Jersey EDA, Revenue Refunding Bonds (RWJ Health Care Corporation), 6.50%
                                      due 7/01/2024 (d)                                                                       2,557
                          ---------------------------------------------------------------------------------------------------------
                              400     New Jersey EDA, School Facilities Construction Revenue Bonds, Series I, 5%
                                      due 9/01/2027                                                                             417
                          ---------------------------------------------------------------------------------------------------------
                              875     New Jersey EDA, School Facilities Construction Revenue Refunding Bonds, Series K,
                                      5.25% due 12/15/2015 (b)                                                                  996
                          ---------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New Jersey Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
EDA      Economic Development Authority
EDR      Economic Development Revenue Bonds
GO       General Obligation Bonds
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005       9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                               (in Thousands)

                          Face
                          Amount      Municipal Bonds                                                                       Value
===================================================================================================================================
New Jersey (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,000     New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management
                                      Inc.), AMT, Series A, 5.30% due 6/01/2015                                            $  1,066
                          ---------------------------------------------------------------------------------------------------------
                            5,000     New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                      Project), AMT, 6.25% due 9/15/2019                                                      4,178
                          ---------------------------------------------------------------------------------------------------------
                            2,000     New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund), Series A,
                                      5.25%* due 3/15/2021 (e)                                                                  973
                          ---------------------------------------------------------------------------------------------------------
                            5,000     New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%
                                      due 6/15/2010 (a)(f)                                                                    5,798
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                            1,150          (Pascack Valley Hospital Association), 6.625% due 7/01/2036                        1,131
                            2,500          (Robert Wood Johnson University Hospital), 5.75% due 7/01/2025                     2,733
                            1,500          (South Jersey Hospital), 6% due 7/01/2026                                          1,613
                            1,500          (Southern Ocean County Hospital), 5.125% due 7/01/2031 (i)                         1,551
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                              910          (Atlantic City Medical Center), 6.25% due 7/01/2017                                1,047
                            1,500          (Bayshore Community Hospital), 5.125% due 7/01/2032 (i)                            1,554
                              600          (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                          646
                            1,250          (Saint Clare's Hospital Inc.), Series A, 4.75% due 7/01/2025 (i)                   1,263
                              400          (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                            459
                          ---------------------------------------------------------------------------------------------------------
                              800     New Jersey State Educational Facilities Authority, Higher Education, Capital
                                      Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                             870
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey State Educational Facilities Authority Revenue Bonds:
                            1,685          (Bloomfield College), Series A, 6.85% due 7/01/2030                                1,725
                              750          (Georgian Court College Project), Series C, 6.50% due 7/01/2033                      845
                            1,000          (New Jersey Institute of Technology), Series G, 5.25% due 7/01/2019 (e)            1,106
                            1,120          (Public Library Project Grant Issue), Series A, 5.50% due 9/01/2019 (a)            1,265
                            1,000          (Rider University), Series A, 5.125% due 7/01/2028 (i)                             1,054
                              715          (Rowan University), Series C, 5.125% due 7/01/2028 (e)                               763
                              650          (Rowan University), Series C, 5% due 7/01/2034 (e)                                   682
                          ---------------------------------------------------------------------------------------------------------
                            1,000     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                      (Princeton Theological Seminary), 5% due 7/01/2026                                      1,060
                          ---------------------------------------------------------------------------------------------------------
                            1,420     New Jersey State, GO, Refunding, Series L, 5.25% due 7/15/2017 (a)                      1,626
                          ---------------------------------------------------------------------------------------------------------
                            2,175     New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program
                                      Revenue Bonds, Series A, 4.70% due 11/01/2025 (d)                                       2,217
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, AMT,
                                      Series A (b):
                            4,910          4.70% due 11/01/2025                                                               4,890
                            5,540          4.85% due 11/01/2030                                                               5,564
                            7,315          4.90% due 11/01/2035                                                               7,347
                          ---------------------------------------------------------------------------------------------------------
                            9,185     New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                      RITR, Series RI, 9.275% due 6/15/2014 (c)(e)                                            9,789
                          ---------------------------------------------------------------------------------------------------------
                                      New Jersey State Transportation Trust Fund Authority, Transportation System
                                      Revenue Refunding Bonds, Series B (e):
                            1,560          6.50% due 6/15/2010                                                                1,821
                              940          6.50% due 6/15/2010 (g)                                                            1,102
                            1,435          5.50% due 12/15/2015                                                               1,659
                            1,800          5.50% due 12/15/2021                                                               2,112
                          ---------------------------------------------------------------------------------------------------------
                            1,510     New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%*
                                      due 1/01/2035 (a)                                                                         941
                          ---------------------------------------------------------------------------------------------------------
                            1,000     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                      5% due 1/01/2027 (b)                                                                    1,052
                          ---------------------------------------------------------------------------------------------------------
                              970     Newark, New Jersey, Health Care Facility, Revenue Refunding Bonds (New Community
                                      Urban Renewal), Series A, 5.20% due 6/01/2030 (h)(j)                                    1,033
                          ---------------------------------------------------------------------------------------------------------
                                      Port Authority of New York and New Jersey, Consolidated Revenue Bonds:
                            1,000          85th Series, 5.20% due 9/01/2018                                                   1,127
                            1,000          93rd Series, 6.125% due 6/01/2094                                                  1,198
                          ---------------------------------------------------------------------------------------------------------
                                      Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                      International Air Terminal LLC), AMT:
                            1,000          RIB, Series 157, 9.35% due 12/01/2022 (c)                                          1,173
                            1,750          Series 6, 6.25% due 12/01/2011                                                     2,004
                          ---------------------------------------------------------------------------------------------------------
                            1,500     South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, AMT, 5.20%
                                      due 1/01/2023                                                                           1,569
                          ---------------------------------------------------------------------------------------------------------


10      MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

Schedule of Investments (continued)                               (in Thousands)

                          Face
                          Amount      Municipal Bonds                                                                       Value
===================================================================================================================================
New Jersey (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,715     Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                      Refunding Bonds, 5.75% due 6/01/2032                                                 $  1,664
                          ---------------------------------------------------------------------------------------------------------
                            1,095     Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%
                                      due 6/01/2041                                                                           1,132
                          ---------------------------------------------------------------------------------------------------------
                            2,000     Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                      Bonds (Ogden Martin System of Union, Inc.), AMT, Series A, 5.50% due 6/01/2010 (a)      2,209
                          ---------------------------------------------------------------------------------------------------------
                            1,305     University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2036 (e)           1,363
                          ---------------------------------------------------------------------------------------------------------
                                      University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
                            1,030          5.50% due 12/01/2027                                                               1,160
                            1,500          5% due 12/01/2031                                                                  1,565

===================================================================================================================================
Guam--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                              750     Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                                      due 10/01/2033                                                                            776

===================================================================================================================================
Puerto Rico--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
                            1,170     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                                      due 7/01/2029 (d)                                                                       1,270
                          ---------------------------------------------------------------------------------------------------------
                            1,345     Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
                                      Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                      Series A, 6.45% due 12/01/2025                                                            948

===================================================================================================================================
U.S. Virgin Islands--3.2%
-----------------------------------------------------------------------------------------------------------------------------------
                            1,400     Virgin Islands Government Refinery Facilities Revenue Refunding Bonds (Hovensa
                                      Coker Project), AMT, 6.50% due 7/01/2021                                                1,535
                          ---------------------------------------------------------------------------------------------------------
                              750     Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                      (Hovensa Refinery), AMT, 5.875% due 7/01/2022                                             798
                          ---------------------------------------------------------------------------------------------------------
                            1,000     Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund
                                      Loan Note), Series A, 5.25% due 10/01/2023                                              1,065
                          ---------------------------------------------------------------------------------------------------------
                                      Total Municipal Bonds (Cost--$124,946)--125.2%                                        131,980
                          =========================================================================================================


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005      11

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                               (in Thousands)

                           Shares
                             Held     Short-Term Securities                                                                 Value
===================================================================================================================================
                              518     CMA New Jersey Municipal Money Fund (k)                                              $    518
                          ---------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost--$518)--0.5%                                            518
                          =========================================================================================================
                          Total Investments (Cost-- $125,464**) --125.7%                                                    132,498

                          Liabilities in Excess of Other Assets--(25.7%)                                                    (27,090)
                                                                                                                           --------
                          Net Assets--100.0%                                                                               $105,408
                                                                                                                           ========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost .......................................          $ 125,351
                                                                      =========
      Gross unrealized appreciation ........................          $   7,148
      Gross unrealized depreciation ........................                 (1)
                                                                      ---------
      Net unrealized appreciation ..........................          $   7,147
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g)   Escrowed to maturity.
(h)   GNMA Collateralized.
(i)   Radian Insured.
(j)   FHA Insured.
(k) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                              Net       Dividend
      Affiliate                                            Activity      Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund                     505         $ 6
      --------------------------------------------------------------------------

      Financial futures contracts purchased as of January 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                      Expiration           Face       Unrealized
      Contracts    Issue                Date              Value     Depreciation
      --------------------------------------------------------------------------
       160         Ten-Year U.S.        March
                   Treasury Note         2005            $17,935       $  (28)
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                      Notional       Unrealized
                                                       Amount       Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
       Bond Market Association Municipal
       Swap Index Rate and pay a fixed
       rate of 3.837%

      Broker, JPMorgan Chase Bank
       Expires November 2018                           $  960            $  (15)

      Receive a variable rate equal to 7-Day
       Bond Market Association Municipal
       Swap Index Rate and pay a fixed
       rate of 4.128%

      Broker, JPMorgan Chase Bank
       Expires August 2026                             $2,020               (61)
      --------------------------------------------------------------------------
      Total                                                              $  (76)
                                                                         ======

      See Notes to Financial Statements.


12      MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

Statement of Assets and Liabilities

As of January 31, 2005
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (identified
                        cost--$124,945,813) ..............................................                      $ 131,980,159
                       Investments in affiliated securities, at value (identified
                        cost--$517,924) ..................................................                            517,924
                       Cash ..............................................................                             78,032
                       Receivables:
                          Securities sold ................................................    $   1,678,131
                          Interest .......................................................          987,204
                          Dividends (including $17 from affiliates) ......................               55         2,665,390
                                                                                              -------------
                       Prepaid expenses ..................................................                             16,027
                                                                                                                -------------
                       Total assets ......................................................                        135,257,532
                                                                                                                -------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
                       Unrealized depreciation on forward interest rate swaps ............                             75,931
                       Payables:
                          Securities purchased ...........................................       29,508,432
                          Dividends to shareholders ......................................           99,632
                          Beneficial interest redeemed ...................................           63,464
                          Investment adviser .............................................           45,465
                          Other affiliates ...............................................           30,875
                          Distributor ....................................................           22,469
                          Variation margin ...............................................            2,501        29,772,838
                                                                                              -------------
                       Accrued expenses ..................................................                                750
                                                                                                                -------------
                       Total liabilities .................................................                         29,849,519
                                                                                                                -------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                      $ 105,408,013
                                                                                                                =============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ......................................                      $     320,890
                       Class B Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ......................................                            292,089
                       Class C Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ......................................                            148,071
                       Class I Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ......................................                            228,304
                       Paid-in capital in excess of par ..................................                        106,283,917
                       Undistributed investment income--net ..............................    $     199,875
                       Accumulated realized capital losses--net ..........................       (8,995,682)
                       Unrealized appreciation--net ......................................        6,930,549
                                                                                              -------------
                       Total accumulated losses--net .....................................                         (1,865,258)
                                                                                                                -------------
                       Net Assets ........................................................                      $ 105,408,013
                                                                                                                =============
=============================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $34,202,806 and 3,208,903 shares
                        of beneficial interest outstanding ...............................                      $       10.66
                                                                                                                =============
                       Class B--Based on net assets of $31,116,590 and 2,920,893 shares
                        of beneficial interest outstanding ...............................                      $       10.65
                                                                                                                =============
                       Class C--Based on net assets of $15,770,043 and 1,480,713 shares
                        of beneficial interest outstanding ...............................                      $       10.65
                                                                                                                =============
                       Class I--Based on net assets of $24,318,574 and 2,283,044 shares
                        of beneficial interest outstanding ...............................                      $       10.65
                                                                                                                =============

      See Notes to Financial Statements.


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005      13

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Six Months Ended January 31, 2005
=============================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
                       Interest ..........................................................                      $   2,863,258
                       Dividends from affiliates .........................................                              5,731
                                                                                                                -------------
                       Total income ......................................................                          2,868,989
                                                                                                                -------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..........................................    $     281,389
                       Account maintenance and distribution fees--Class B ................           79,313
                       Account maintenance and distribution fees--Class C ................           45,492
                       Accounting services ...............................................           43,010
                       Professional fees .................................................           26,349
                       Printing and shareholder reports ..................................           20,485
                       Account maintenance fees--Class A .................................           16,827
                       Registration fees .................................................            9,672
                       Transfer agent fees--Class B ......................................            8,349
                       Transfer agent fees--Class A ......................................            7,383
                       Trustees' fees and expenses .......................................            7,024
                       Pricing fees ......................................................            5,693
                       Transfer agent fees--Class I ......................................            4,770
                       Custodian fees ....................................................            4,116
                       Transfer agent fees--Class C ......................................            3,869
                       Other .............................................................           10,164
                                                                                              -------------
                       Total expenses before reimbursement ...............................          573,905
                       Reimbursement of expenses .........................................           (3,072)
                                                                                              -------------
                       Total expenses after reimbursement ................................                            570,833
                                                                                                                -------------
                       Investment income--net ............................................                          2,298,156
                                                                                                                -------------
=============================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net ...............................................        1,065,903
                          Futures contracts and forward interest rate swaps--net .........         (102,912)          962,991
                                                                                              -------------
                       Change in unrealized appreciation (depreciation) on:
                          Investments--net ...............................................        2,980,407
                          Futures contracts and forward interest rate swaps--net .........           21,223         3,001,630
                                                                                              -------------------------------
                       Total realized and unrealized gain ................................                          3,964,621
                                                                                                                -------------
                       Net Increase in Net Assets Resulting from Operations ..............                      $   6,262,777
                                                                                                                =============

      See Notes to Financial Statements.


14      MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

Statements of Changes in Net Assets

                                                                                               For the Six          For the
                                                                                              Months Ended         Year Ended
                                                                                               January 31,          July 31,
Increase (Decrease) in Net Assets:                                                                2005                2004
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $   2,298,156     $   5,305,424
                       Realized gain--net ................................................          962,991         1,141,510
                       Change in unrealized appreciation (depreciation)--net .............        3,001,630        (1,247,215)
                                                                                              -------------------------------
                       Net increase in net assets resulting from operations ..............        6,262,777         5,199,719
                                                                                              -------------------------------
=============================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ........................................................         (776,836)       (1,559,760)
                          Class B ........................................................         (667,625)       (1,710,570)
                          Class C ........................................................         (311,533)         (679,451)
                          Class I ........................................................         (512,763)       (1,303,645)
                                                                                              -------------------------------
                       Net decrease in net assets resulting from dividends to shareholders       (2,268,757)       (5,253,426)
                                                                                              -------------------------------
=============================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from beneficial
                        interest transactions ............................................        6,700,964       (17,156,270)
                                                                                              -------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ...........................       10,694,984       (17,209,977)
                       Beginning of period ...............................................       94,713,029       111,923,006
                                                                                              -------------------------------
                       End of period* ....................................................    $ 105,408,013     $  94,713,029
                                                                                              ===============================
                          * Undistributed investment income--net .........................    $     199,875     $     170,476
                                                                                              ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005      15

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

                                                                                                 Class A
                                                                     -------------------------------------------------------------
                                                                     For the Six
                                                                     Months Ended             For the Year Ended July 31,
The following per share data and ratios have been derived            January 31,   -----------------------------------------------
from information provided in the financial statements.                  2005          2004         2003         2002         2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .....    $  10.24      $  10.22     $  10.43     $  10.48     $   9.94
                                                                     -------------------------------------------------------------
                       Investment income--net ...................         .25+          .51+         .50+         .48          .46
                       Realized and unrealized gain (loss)--net .         .41           .01         (.21)        (.05)         .54
                                                                     -------------------------------------------------------------
                       Total from investment operations .........         .66           .52          .29          .43         1.00
                                                                     -------------------------------------------------------------
                       Less dividends from investment income--net        (.24)         (.50)        (.50)        (.48)        (.46)
                                                                     -------------------------------------------------------------
                       Net asset value, end of period ...........    $  10.66      $  10.24     $  10.22     $  10.43     $  10.48
                                                                     =============================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .......        6.53%@        5.14%        2.76%        4.22%       10.29%
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement ...........         .93%*         .91%         .93%         .94%         .90%
                                                                     =============================================================
                       Expenses .................................         .94%*         .92%         .93%         .94%         .90%
                                                                     =============================================================
                       Investment income--net ...................        4.66%*        4.85%        4.79%        4.63%        4.50%
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .    $ 34,203      $ 32,863     $ 27,868     $ 22,745     $ 17,424
                                                                     =============================================================
                       Portfolio turnover .......................       13.08%        30.76%       39.93%       41.39%       37.90%
                                                                     =============================================================

*     Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser agreed to reimburse a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16      MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

                                                                                                 Class B
                                                                     -------------------------------------------------------------
                                                                     For the Six
                                                                     Months Ended             For the Year Ended July 31,
The following per share data and ratios have been derived            January 31,   -----------------------------------------------
from information provided in the financial statements.                  2005          2004         2003         2002         2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .....    $  10.24      $  10.22     $  10.43     $  10.48     $   9.93
                                                                     -------------------------------------------------------------
                       Investment income--net ...................         .22+          .46+         .46+         .44          .42
                       Realized and unrealized gain (loss)--net .         .41           .02         (.22)        (.05)         .55
                                                                     -------------------------------------------------------------
                       Total from investment operations .........         .63           .48          .24          .39          .97
                                                                     -------------------------------------------------------------
                       Less dividends from investment income--net        (.22)         (.46)        (.45)        (.44)        (.42)
                                                                     -------------------------------------------------------------
                       Net asset value, end of period ...........    $  10.65      $  10.24     $  10.22     $  10.43     $  10.48
                                                                     =============================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .......        6.21%@        4.71%        2.34%        3.80%        9.95%
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement ...........        1.34%*        1.32%        1.34%        1.35%        1.30%
                                                                     =============================================================
                       Expenses .................................        1.35%*        1.33%        1.34%        1.35%        1.30%
                                                                     =============================================================
                       Investment income--net ...................        4.27%*        4.44%        4.37%        4.21%        4.12%
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .    $ 31,117      $ 31,781     $ 44,968     $ 62,716     $ 72,173
                                                                     =============================================================
                       Portfolio turnover .......................       13.08%        30.76%       39.93%       41.39%       37.90%
                                                                     =============================================================

*     Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser agreed to reimburse a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005      17

[LOGO] Merrill Lynch Investment Managers

                                                                                                 Class C
                                                                     -------------------------------------------------------------
                                                                     For the Six
                                                                     Months Ended             For the Year Ended July 31,
The following per share data and ratios have been derived            January 31,   -----------------------------------------------
from information provided in the financial statements.                  2005          2004         2003         2002         2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .....    $  10.24      $  10.21     $  10.42     $  10.47     $   9.93
                                                                     -------------------------------------------------------------
                       Investment income--net ...................         .22+          .45+         .45+         .43          .41
                       Realized and unrealized gain (loss)--net .         .41           .02         (.22)        (.05)         .54
                                                                     -------------------------------------------------------------
                       Total from investment operations .........         .63           .47          .23          .38          .95
                                                                     -------------------------------------------------------------
                       Less dividends from investment income--net        (.22)         (.44)        (.44)        (.43)        (.41)
                                                                     -------------------------------------------------------------
                       Net asset value, end of period ...........    $  10.65      $  10.24     $  10.21     $  10.42     $  10.47
                                                                     =============================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .......        6.16%@        4.71%        2.24%        3.70%        9.74%
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement ...........        1.44%*        1.42%        1.44%        1.45%        1.40%
                                                                     =============================================================
                       Expenses .................................        1.45%*        1.43%        1.44%        1.45%        1.40%
                                                                     =============================================================
                       Investment income--net ...................        4.17%*        4.34%        4.28%        4.12%        4.01%
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .    $ 15,770      $ 14,903     $ 15,505     $ 13,375     $ 10,388
                                                                     =============================================================
                       Portfolio turnover .......................       13.08%        30.76%       39.93%       41.39%       37.90%
                                                                     =============================================================

*     Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser agreed to reimburse a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


18      MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

Financial Highlights (concluded)

                                                                                                 Class I
                                                                     -------------------------------------------------------------
                                                                     For the Six
                                                                     Months Ended             For the Year Ended July 31,
The following per share data and ratios have been derived            January 31,   -----------------------------------------------
from information provided in the financial statements.                  2005          2004         2003         2002         2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .....    $  10.24      $  10.21     $  10.43     $  10.48     $   9.93
                                                                     -------------------------------------------------------------
                       Investment income--net ...................         .25+          .52+         .50+         .49          .47
                       Realized and unrealized gain (loss)--net .         .41           .02         (.21)        (.05)         .55
                                                                     -------------------------------------------------------------
                       Total from investment operations .........         .66           .54          .29          .44         1.02
                                                                     -------------------------------------------------------------
                       Less dividends from investment income--net        (.25)         (.51)        (.51)        (.49)        (.47)
                                                                     -------------------------------------------------------------
                       Net asset value, end of period ...........    $  10.65      $  10.24     $  10.21     $  10.43     $  10.48
                                                                     =============================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .......        6.48%@        5.35%        2.75%        4.33%       10.51%
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement ...........         .84%*         .81%         .83%         .84%         .79%
                                                                     =============================================================
                       Expenses .................................         .84%*         .82%         .83%         .84%         .79%
                                                                     =============================================================
                       Investment income--net ...................        4.79%*        4.93%        4.88%        4.72%        4.62%
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .    $ 24,319      $ 15,166     $ 23,582     $ 20,723     $ 23,969
                                                                     =============================================================
                       Portfolio turnover .......................       13.08%        30.76%       39.93%       41.39%       37.90%
                                                                     =============================================================

*     Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser agreed to reimburse a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005      19

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch New Jersey Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results of the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the last available bid price in the over-the-counter market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general direction of the Board of Trustees. Such valuations and procedures are reviewed periodically by the Board of Trustees of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially


20      MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005
all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. The Investment Adviser agreed to reimburse its management fee by the amount of management fees the Fund pays to FAM indirectly through its investment in CMA New Jersey Municipal Money Fund. For the six months ended January 31, 2005, FAM reimbursed the Fund in the amount of $3,072.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................                .10%              --
Class B ................................                .25%             .25%
Class C ................................                .25%             .35%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2005, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $  919               $6,511
Class I ..............................               $  512               $2,625
--------------------------------------------------------------------------------

For the six months ended January 31, 2005, MLPF&S received contingent deferred sales charges of $5,632 and $2,024 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2005, the Fund reimbursed FAM $1,068 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005      21

[LOGO] Merrill Lynch Investment Managers

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2005 were $44,280,906 and $13,945,454, respectively.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $6,700,964 and $(17,156,270) for the six months ended January 31, 2005 and the year ended July 31, 2004, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2005                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            65,128       $    685,751
Automatic conversion of shares ...........            90,104            939,219
Shares issued to shareholders in
   reinvestment of dividends .............            38,642            405,217
                                                -------------------------------
Total issued .............................           193,874          2,030,187
Shares redeemed ..........................          (192,717)        (2,016,726)
                                                -------------------------------
Net increase .............................             1,157       $     13,461
                                                ===============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           150,532       $  1,575,581
Automatic conversion of shares ...........           722,686          7,507,846
Shares issued to shareholders in
   reinvestment of dividends .............            79,266            823,918
                                                -------------------------------
Total issued .............................           952,484          9,907,345
Shares redeemed ..........................          (471,149)        (4,872,400)
                                                -------------------------------
Net increase .............................           481,335       $  5,034,945
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2005                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            92,934       $    971,731
Shares issued to shareholders in
   reinvestment of dividends .............            28,793            301,676
                                                -------------------------------
Total issued .............................           121,727          1,273,407
                                                -------------------------------
Automatic conversion of shares ...........           (90,119)          (939,219)
Shares redeemed ..........................          (214,591)        (2,246,893)
                                                -------------------------------
Total redeemed ...........................          (304,710)        (3,186,112)
                                                -------------------------------
Net decrease .............................          (182,983)      $ (1,912,705)
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           162,288       $  1,694,579
Shares issued to shareholders in
   reinvestment of dividends .............            77,087            801,559
                                                -------------------------------
Total issued .............................           239,375          2,496,138
                                                -------------------------------
Automatic conversion of shares ...........          (722,854)        (7,507,846)
Shares redeemed ..........................          (814,445)        (8,455,258)
                                                -------------------------------
Total redeemed ...........................        (1,537,299)       (15,963,104)
                                                -------------------------------
Net decrease .............................        (1,297,924)      $(13,466,966)
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2005                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           109,412       $  1,145,781
Shares issued to shareholders in
   reinvestment of dividends .............            14,989            157,035
                                                -------------------------------
Total issued .............................           124,401          1,302,816
Shares redeemed ..........................           (99,567)        (1,036,316)
                                                -------------------------------
Net increase .............................            24,834       $    266,500
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           203,420       $  2,120,617
Shares issued to shareholders in
   reinvestment of dividends .............            40,197            417,712
                                                -------------------------------
Total issued .............................           243,617          2,538,329
Shares redeemed ..........................          (306,031)        (3,159,529)
                                                -------------------------------
Net decrease .............................           (62,414)      $   (621,200)
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended January 31, 2005                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           969,184       $ 10,089,136
Shares issued to shareholders
   in reinvestment of dividends ..........            19,358            202,784
                                                -------------------------------
Total issued .............................           988,542         10,291,920
Shares redeemed ..........................          (186,765)        (1,958,212)
                                                -------------------------------
Net increase .............................           801,777       $  8,333,708
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,120,326       $ 11,851,253
Shares issued to shareholders
   in reinvestment of dividends ..........            41,017            426,097
                                                -------------------------------
Total issued .............................         1,161,343         12,277,350
Shares redeemed ..........................        (1,988,722)       (20,380,399)
                                                -------------------------------
Net decrease .............................          (827,379)      $ (8,103,049)
                                                ===============================


22      MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .07% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended January 31, 2005. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.

6. Capital Loss Carryforward:

On July 31, 2004, the Fund had a net capital loss carryforward of $9,470,810, of which $1,460,424 expires in 2008, $6,200,024 expires in 2009 and $1,810,362 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND    JANUARY 31, 2005      23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch New Jersey Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #11298 -- 1/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 21, 2005


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 21, 2005